Financial Risk Management Objectives and Policies - Additional Information (Details) - Foreign Currency Risk - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Percentage of foreign currency forward exchange contract	36.00%	23.00%
Outstanding foreign currency forward exchange contracts	$ 0		$ 0